Condensed consolidated statement of changes in equity - USD ($) $ in Thousands	Total		Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings
Beginning balance at Dec. 31, 2020	$ 2,311,787		$ 239,148	$ 1,702,549	$ 936	$ (7,456)	$ (164,104)	$ 540,714
Profit (loss) for the period	(160,690)	[1]						(160,690)
Total other comprehensive income (expense)	4,901				(170)	4,532		539
Total comprehensive income (expense)	(155,789)				(170)	4,532		(160,151)
Transactions with owners of the company
Dividends to equity holders	(12,100)							(12,100)
Total transactions with owners	(12,100)							(12,100)
Ending balance at Jun. 30, 2021	2,143,898		239,148	1,702,549	766	(2,924)	(164,104)	368,463
Beginning balance at Dec. 31, 2021	1,960,582		239,148	1,702,549	453	2,396	(164,104)	180,140
Profit (loss) for the period	(48,276)							(48,276)
Total other comprehensive income (expense)	18,729				(628)	19,198		159
Total comprehensive income (expense)	(29,547)				(628)	19,198		(48,117)
Transactions with owners of the company
Dividends to equity holders	(12,106)			(12,106)
Treasury shares delivered in respect of share-based payment plans	1,080						1,080
Total transactions with owners	(11,026)			(12,106)			1,080
Ending balance at Jun. 30, 2022	$ 1,920,009		$ 239,148	$ 1,690,443	$ (175)	$ 21,594	$ (163,024)	$ 132,023

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.